Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Credit facilities	$ 539,696	$ 427,287
Financial liabilities	261,885	63,882
Total borrowings	801,581	491,169
Less: Current portion of long-term borrowings, net	(115,443)	(201,835)
Less: Deferred finance costs, net	(6,071)	(4,312)
Long-term borrowings, net	$ 680,067	$ 285,022